INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Profit (loss) before taxes
Domestic	$ 78,677	$ (90,497)	$ (83,049)
Foreign	(104,791)	(26,551)	20,106
LOSS BEFORE INCOME TAX	$ (26,114)	$ (117,048)	$ (62,943)